Commitments and Contingencies - Other Contractual Obligations and Contingencies (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Other Contractual Obligations and Contingencies
From July 1, 2020 to December 31, 2020	$ 24,439
2021	51,487
2022	28,959
2023	17,463
2024	8,150
Thereafter	15,400
Total	$ 145,898